UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-07102

The Advisors’ Inner Circle Fund II
(Exact name of registrant as specified in charter)

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101 Federal Street
Boston, Massachusetts 02110
 (Address of principal executive offices)

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Michael Beattie, President
The Advisors’ Inner Circle Fund II
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

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Registrant’s telephone number, including area code: 1-877-446-3863
Date of Fiscal Year End: October 31
Date of Reporting Period: July 1, 2022 to June 30, 2023

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Item 1. Proxy Voting Record.

Attached are the proxy voting records for

PMV Adaptive Risk Parity ETF
a series of The Advisors’ Inner Circle Fund II
(The Fund Commenced operations on December 20, 2022.)

Non-Voting Fund
PMV Adaptive Risk Parity ETF
The PMV Adaptive Risk Parity ETF was not entitled to cast any proxy votes during the period of
July 1, 2022 to June 30, 2023. Accordingly, there are no proxy votes to report.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund II

By:   /s/ Michael Beattie
Michael Beattie
President
Date: August 4, 2023